Financial instruments by category	12 Months Ended
Dec. 31, 2024
Financial instruments by category
Financial instruments by category

Note 24     Financial instruments by category

	Assets as per statement
	of financial position
Amounts in US$ '000	2024	2023
Financial assets at fair value through profit or loss
Derivative financial instrument assets	2,764	3,775
	2,764	3,775
Other financial assets at amortized cost
Trade receivables (Note 23)	40,211	65,049
To be recovered from co-venturers (Note 34)	9,740	8,630
Other financial assets (a)	21,108	12,564
Cash and cash equivalents (b)	276,750	133,036
	347,809	219,279
Total financial assets	350,573	223,054
(a)	Non-current other financial assets as of December 31, 2023, related to restricted deposits made for environmental obligations according to Brazilian government regulations, which were recovered and replaced by a bank guarantee in September 2024. Current other financial assets correspond to the security deposit granted in relation to the proposed acquisition of certain Repsol exploration and production assets in Colombia (see Note 35.2) and short-term investments with original maturities up to twelve months and over three months.
(b)	Cash and cash equivalents include US$ 152,000,000 drawn from Vitol (see Note 30.1), which are expected to be used for the final payment of the acquisition in Argentina (see Note 35.1).

	Liabilities as per statement
	of financial position
Amounts in US$ ‘000	2024	2023
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	464	70
	464	70
Other financial liabilities at amortized cost
Trade payables	93,435	108,977
Customer advance payments (Note 29)	152,000	—
To be paid to co-venturers (Note 34)	1,829	522
Lease liabilities (Note 27)	25,923	32,298
Borrowings (Note 26)	514,333	500,981
	787,520	642,778
Total financial liabilities	787,984	642,848

24.1 Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ ‘000	2024	2023
Trade receivables
Counterparties with an external credit rating (Moody’s, S&P, Fitch)
A3	—	949
Baa1	—	1,721
Baa3	178	151
Ba1	260	15,068
Ba2	—	2,953
B2	—	63
Counterparties without an external credit rating
Group 1 (a)	39,773	44,144
Total trade receivables	40,211	65,049
(a)	Group 1 – no existing balances with customers aged by more than 3 months. The receivables from counterparties without an external credit rating mainly correspond to Vitol and Trafigura, two of the world’s leading commodity traders, with whom GeoPark has offtake and prepayment agreements in place (see Note 30).

All trade receivables are denominated in U.S. Dollar, except in Brazil where they are denominated in Brazilian Real.

Cash at bank and other financial assets (a)

Amounts in US$ ‘000	2024	2023
Counterparties with an external credit rating (Moody’s, S&P, Fitch, BRC Investor Services)
Aa3	153,330	—
A1	94,495	91,747
A2	—	268
A3	9,765	16,147
Baa1	20,114	18
Baa2	9,017	17,585
Baa3	4,091	125
Ba1	234	—
Ba2	1	6,528
Ba3	—	5
B1	930	—
B3	37	593
Caa1	3	—
Counterparties without an external credit rating	5,830	12,571
Total	297,847	145,587
(a)	The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$11,000 (US$ 13,000 in 2023).

24.2 Financial liabilities- contractual undiscounted cash flows

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1	Between 1	Between 2	Over 5
Amounts in US$ ‘000	year	and 2 years	and 5 years	years
As of December 31, 2024
Borrowings	37,500	27,500	513,750	—
Lease liabilities	8,933	3,752	10,032	18,558
Trade payables	93,435	—	—	—
Customer advance payments (Note 30.1)	152,000	—	—	—
To be paid to co-venturers (Note 34)	1,829	—	—	—
	293,697	31,252	523,782	18,558
As of December 31, 2023
Borrowings	27,500	27,500	541,250	—
Lease liabilities	9,416	6,515	11,719	25,134
Trade payables	108,977	—	—	—
To be paid to co-venturers (Note 34)	522	—	—	—
	146,415	34,015	552,969	25,134

A portion of the Group’s trade payables in Colombia is included under supplier finance arrangements. As a result, these payables are managed with specific counterparties rather than individual suppliers. This requires the Group to settle certain amounts with a limited number of counterparties instead of smaller amounts with multiple suppliers. However, the payment terms for trade payables under these arrangements are identical to those for other trade payables.

Management considers that these arrangements do not create excessive concentrations of liquidity risk. The primary purpose of the arrangements is to streamline administrative processes associated with managing a high volume of invoices from numerous suppliers and to provide local suppliers with access to favorable financial terms. These arrangements are not intended to secure financing for the Group.

24.3 Fair value measurement of financial instruments

Accounting policies for financial instruments have been applied to classify as either: amortized cost, financial assets at fair value through profit or loss and fair value through other comprehensive income. For financial instruments that are measured in the statement of financial position at fair value, IFRS 13 requires a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

24.3.1 Fair value hierarchy

The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value as of December 31, 2024 and 2023, on a recurring basis:

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2024
Assets
Derivative financial instrument assets
Commodity risk management contracts	—	2,764	2,764
Total Assets	—	2,764	2,764
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	464	464
Total Liabilities	—	464	464

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2023
Assets
Derivative financial instrument assets
Commodity risk management contracts	—	3,775	3,775
Total Assets	—	3,775	3,775
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	70	70
Total Liabilities	—	70	70

There were no transfers between Level 2 and 3 during the period.

The Group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as of December 31, 2024.

24.3.2 Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

●	The use of quoted market prices or dealer quotes for similar instruments.
●	The mark-to-market fair value of the Group’s outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy.
●	The fair value of the remaining financial instruments is determined using discounted cash flow analysis. All of the resulting fair value estimates are included in level 2.

24.3.3 Fair values of other financial instruments (unrecognized)

The Group also has a number of financial instruments which are not measured at fair value in the balance sheet. For the majority of these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.

Borrowings are comprised primarily of fixed rate debt and variable rate debt with a short-term portion where interest has already been fixed. They are classified under other financial liabilities and measured at their amortized cost.

The fair value of these financial instruments as of December 31, 2024, amounts to US$ 490,980,000 (US$ 443,690,000 in 2023). The fair values are based on market price for the Notes and cash flows discounted for other borrowings using a rate based on the borrowing rate and are within level 1 and level 2 of the fair value hierarchy, respectively.